RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Charge to the income statement
Defined benefit plans	£ 369	£ 287	£ 315
Total charge to the income statement (note 11)	625	555	548
Defined benefit pension schemes [Member]
Charge to the income statement
Defined benefit plans	362	279	307
Other post-retirement benefit schemes [Member]
Charge to the income statement
Defined benefit plans	7	8	8
Defined contribution pension schemes [Member]
Charge to the income statement
Defined benefit plans	£ 256	£ 268	£ 233